Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Restricted net assets, description	Such restricted net assets amounted to approximately $81.7 million, or 42.8% of the Group’s total consolidated net assets, as of December 31, 2022.